BUSINESS COMBINATIONS - Purchase price allocations (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 28, 2018
Acquisition Date Fair Values
Goodwill	$ 19,860,168	$ 13,858,551	$ 442,000
Avborne Component Solutions
Acquisition Date Fair Values
Accounts receivable				$ 2,680,000
Inventory				5,500,000
Deposits, prepaid expenses and other current assets				211,000
Fixed assets				1,733,000
Deferred tax asset				3,848,000
Intangible assets				10,000,000
Goodwill				63,000
Accounts payable, net				(1,249,000)
Accrued taxes				(37,000)
Accrued expenses				(465,000)
Total purchase price				$ 22,284,000